Federal Home Loan Bank Borrowings - Summary of Contractual Maturities of FHLB Borrowings (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Advances from Federal Home Loan Banks [Abstract]
December 31, 2015	$ 99,000
December 31, 2016	105,000
December 31, 2017	110,000
December 31, 2018	1,760,000
December 31, 2019	43,000
Thereafter	1,303,000
Total	$ 3,420,312	$ 3,515,580